UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced Small Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.3%                    27,500    AAR Corp. (d)                                                  $    472,450
                                               4,700    Applied Signal Technology, Inc.                                      89,676
                                              14,400    Armor Holdings, Inc. (d)                                            619,344
                                              10,250    Ceradyne, Inc. (d)                                                  375,970
                                               3,700    Cubic Corp.                                                          63,344
                                               8,100    Curtiss-Wright Corp.                                                499,851
                                              10,200    DRS Technologies, Inc.                                              503,472
                                               7,525    Engineered Support Systems, Inc.                                    308,826
                                               9,000    Esterline Technologies Corp. (d)                                    341,010
                                               2,200    GenCorp, Inc. (d)                                                    41,030
                                              18,600    Kaman Corp. Class A                                                 380,370
                                               6,700    Mercury Computer Systems, Inc. (d)                                  175,875
                                              14,025    Moog, Inc. Class A (d)                                              414,018
                                              23,400    Teledyne Technologies, Inc. (d)                                     806,598
                                               5,300    Triumph Group, Inc. (d)                                             197,001
                                                                                                                       ------------
                                                                                                                          5,288,835
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%                 4,900    EGL, Inc. (d)                                                       133,035
                                               3,300    Forward Air Corp.                                                   121,572
                                                                                                                       ------------
                                                                                                                            254,607
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                               37,600    Mesa Air Group, Inc. (d)                                            310,200
                                              21,800    Skywest, Inc.                                                       584,676
                                                                                                                       ------------
                                                                                                                            894,876
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                         3,600    Midas, Inc. (d)                                                      71,568
                                               4,200    Standard Motor Products, Inc.                                        34,062
                                               9,300    Superior Industries International, Inc.                             200,136
                                                                                                                       ------------
                                                                                                                            305,766
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                             2,100    Coachmen Industries, Inc.                                            24,129
                                               3,700    Fleetwood Enterprises, Inc. (d)                                      45,510
                                              12,300    Monaco Coach Corp.                                                  181,302
                                              11,000    Winnebago Industries, Inc.                                          318,670
                                                                                                                       ------------
                                                                                                                            569,611
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                           6,700    Arqule, Inc. (d)                                                     52,461
                                               8,200    Cambrex Corp.                                                       155,472
                                               9,226    Enzo Biochem, Inc. (d)                                              141,711
                                              30,900    Savient Pharmaceuticals, Inc. (d)                                   116,493
                                                                                                                       ------------
                                                                                                                            466,137
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%                       8,100    Apogee Enterprises, Inc.                                            138,510
                                               6,300    ElkCorp                                                             225,351
                                               8,000    Griffon Corp. (d)                                                   196,800
                                              35,500    Lennox International, Inc.                                          973,055
                                               7,300    NCI Building Systems, Inc. (d)                                      297,767
                                               6,000    Simpson Manufacturing Co., Inc.                                     234,840
                                              13,200    Universal Forest Products, Inc.                                     756,624
                                                                                                                       ------------
                                                                                                                          2,822,947
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%                        28,000    Investment Technology Group, Inc. (d)                               828,800
                                               7,100    Piper Jaffray Cos. (d)                                              212,006
                                                                                                                       ------------
                                                                                                                          1,040,806
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                              12,700    Georgia Gulf Corp.                                                  305,816
                                              22,300    H.B. Fuller Co.                                                     693,084
                                               9,100    MacDermid, Inc.                                                     238,966
                                               3,500    Material Sciences Corp. (d)                                          52,745
                                              21,700    OM Group, Inc. (d)                                                  436,821
                                               9,700    Omnova Solutions, Inc. (d)                                           42,389
                                               3,700    Penford Corp.                                                        49,469

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              31,200    PolyOne Corp. (d)                                              $    189,072
                                               9,600    Schulman A, Inc.                                                    172,320
                                               8,900    Wellman, Inc.                                                        56,337
                                                                                                                       ------------
                                                                                                                          2,237,019
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.1%                       27,000    Amegy Bancorp, Inc.                                                 611,010
                                              10,200    Boston Private Financial Holdings, Inc.                             270,708
                                              21,900    Brookline Bancorp, Inc.                                             346,458
                                              10,900    Central Pacific Financial Corp.                                     383,462
                                              17,200    Chittenden Corp.                                                    455,972
                                              10,100    Community Bank System, Inc.                                         228,260
                                              21,100    East-West Bancorp, Inc.                                             718,244
                                              28,100    First BanCorp.                                                      475,452
                                              17,500    First Midwest Bancorp, Inc.                                         651,700
                                               7,800    First Republic Bank                                                 274,794
                                              12,300    Gold Banc Corp., Inc.                                               183,270
                                              14,000    Hibernia Corp. Class A                                              420,560
                                              18,700    Hudson United Bancorp                                               791,571
                                               9,800    Nara Bancorp, Inc.                                                  146,510
                                               7,100    PrivateBancorp, Inc.                                                243,388
                                              16,200    Prosperity Bancshares, Inc.                                         490,050
                                              12,000    Provident Bankshares Corp.                                          417,360
                                              25,146    Republic Bancorp, Inc.                                              355,564
                                              32,400    The South Financial Group, Inc.                                     869,616
                                              12,115    Sterling Financial Corp.                                            273,193
                                              17,100    Susquehanna Bancshares, Inc.                                        411,084
                                               4,000    TrustCo Bank Corp. NY                                                50,120
                                              35,000    UCBH Holdings, Inc.                                                 641,200
                                              16,052    Umpqua Holdings Corp.                                               390,385
                                              12,900    United Bankshares, Inc.                                             450,855
                                              25,300    Whitney Holding Corp.                                               684,112
                                               8,600    Wintrust Financial Corp.                                            432,236
                                                                                                                       ------------
                                                                                                                         11,667,134
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                         13,500    ABM Industries, Inc.                                                280,935
Supplies - 3.9%                                9,000    Administaff, Inc.                                                   357,660
                                               7,100    Angelica Corp.                                                      126,735
                                              10,100    Bowne & Co., Inc.                                                   144,329
                                               5,400    Brady Corp.                                                         167,076
                                               4,700    CDI Corp.                                                           138,838
                                              10,400    Consolidated Graphics, Inc. (d)                                     447,720
                                               7,400    G&K Services, Inc. Class A                                          291,486
                                               6,900    Heidrick & Struggles International, Inc. (d)                        223,422
                                               4,900    Imagistics International, Inc. (d)                                  205,065
                                              19,800    John H. Harland Co.                                                 879,120
                                              11,800    Labor Ready, Inc. (d)                                               302,670
                                               6,200    Mobile Mini, Inc. (d)                                               268,770
                                              27,600    NCO Group, Inc. (d)                                                 570,216
                                              20,600    School Specialty, Inc. (d)                                        1,004,868
                                               5,200    Sourcecorp (d)                                                      111,488
                                              52,700    Spherion Corp. (d)                                                  400,520
                                              10,000    The Standard Register Co.                                           149,500
                                              23,700    Tetra Tech, Inc. (d)                                                398,634
                                              21,700    United Stationers, Inc. (d)                                       1,038,562
                                               7,300    Viad Corp.                                                          199,655
                                               6,000    VistaPrint Ltd.                                                      91,500

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               2,500    Volt Information Sciences, Inc. (d)                            $     50,800
                                              17,850    Waste Connections, Inc. (d)                                         626,178
                                              15,400    Watson Wyatt & Co. Holdings                                         415,030
                                                                                                                       ------------
                                                                                                                          8,890,777
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.2%                    1    Andrew Corp. (d)                                                         11
                                              17,800    Audiovox Corp. Class A (d)                                          248,844
                                              10,800    Bel Fuse, Inc.                                                      393,444
                                              16,800    Belden CDT, Inc.                                                    326,424
                                               6,000    Black Box Corp.                                                     251,760
                                               3,700    Brooktrout, Inc. (d)                                                 47,989
                                              19,800    C-COR, Inc. (d)                                                     133,650
                                               7,000    Comtech Telecommunications Corp. (d)                                290,290
                                               5,700    Digi International, Inc. (d)                                         61,161
                                              18,200    Ditech Communications Corp. (d)                                     122,668
                                              30,400    Harmonic, Inc. (d)                                                  176,928
                                               6,900    Inter-Tel, Inc.                                                     144,900
                                               9,100    Netgear, Inc. (d)                                                   218,946
                                               2,900    PC-Tel, Inc. (d)                                                     27,260
                                              15,000    Symmetricom, Inc. (d)                                               116,100
                                              14,800    Tollgrade Communications, Inc. (d)                                  125,208
                                                                                                                       ------------
                                                                                                                          2,685,583
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%                17,133    Avid Technology, Inc. (d)                                           709,306
                                               2,800    Hutchinson Technology, Inc. (d)                                      73,136
                                               2,500    SBS Technologies, Inc. (d)                                           24,075
                                              10,800    Synaptics, Inc. (d)                                                 203,040
                                                                                                                       ------------
                                                                                                                          1,009,557
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.6%              5,400    EMCOR Group, Inc. (d)                                               320,220
                                              21,400    The Shaw Group, Inc. (d)                                            527,724
                                              13,800    URS Corp. (d)                                                       557,382
                                                                                                                       ------------
                                                                                                                          1,405,326
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 1.0%                  4,600    Cemex SA de CV (e)                                                  240,580
                                              16,525    Florida Rock Industries, Inc.                                     1,059,087
                                              16,300    Headwaters, Inc. (d)                                                609,620
                                               8,800    Texas Industries, Inc.                                              478,720
                                                                                                                       ------------
                                                                                                                          2,388,007
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                       23,100    Cash America International, Inc.                                    479,325
                                               3,500    Credit Acceptance Corp. (d)                                          50,050
                                               2,400    Metris Cos., Inc. (d)                                                35,112
                                                                                                                       ------------
                                                                                                                            564,487
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.5%                 14,200    Aptargroup, Inc.                                                    707,302
                                               7,700    Caraustar Industries, Inc. (d)                                       84,546
                                               8,300    Chesapeake Corp.                                                    152,637
                                              10,140    Myers Industries, Inc.                                              118,030
                                              12,900    Rock-Tenn Co. Class A                                               194,790
                                                                                                                       ------------
                                                                                                                          1,257,305
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.2%                            5,800    Building Material Holding Corp.                                     540,502
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%           3,900    CPI Corp.                                                            68,601
                                               3,900    Vertrue, Inc. (d)                                                   141,765
                                                                                                                       ------------
                                                                                                                            210,366
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%          5,800    Financial Federal Corp.                                             230,840
                                              49,200    Instinet Group, Inc. (d)                                            244,524
                                                                                                                       ------------
                                                                                                                            475,364
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  8,831    Commonwealth Telephone Enterprises, Inc.                            332,929
Services - 0.3%

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              13,800    General Communication Class A (d)                              $    136,620
                                               5,600    PanAmSat Holding Corp.                                              135,520
                                              13,565    Teleglobe Intl Holdings Ltd. (d)                                     59,822
                                                                                                                       ------------
                                                                                                                            664,891
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%                      4,266    Allete, Inc.                                                        195,425
                                                 900    Central Vermont Public Service Corp.                                 15,750
                                              18,200    Cleco Corp.                                                         429,156
                                              37,300    El Paso Electric Co. (d)                                            777,705
                                               2,100    Green Mountain Power Corp.                                           69,153
                                               4,200    UIL Holdings Corp.                                                  219,702
                                              12,600    Unisource Energy Corp.                                              418,824
                                                                                                                       ------------
                                                                                                                          2,125,715
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.4%                    6,000    AO Smith Corp.                                                      171,000
                                              16,400    Acuity Brands, Inc.                                                 486,588
                                                   4    American Superconductor Corp. (d)                                        41
                                               9,100    Baldor Electric Co.                                                 230,685
                                              57,800    Magnetek, Inc. (d)                                                  195,364
                                              10,000    Regal-Beloit Corp.                                                  324,400
                                              37,100    Roper Industries, Inc.                                            1,457,659
                                              10,500    Vicor Corp.                                                         159,075
                                               3,300    Woodward Governor Co.                                               280,665
                                                                                                                       ------------
                                                                                                                          3,305,477
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                        30,500    Aeroflex, Inc. (d)                                                  285,480
Instruments - 3.4%                            26,000    Agilysys, Inc.                                                      437,840
                                              11,600    Anixter International, Inc.                                         467,828
                                              11,000    BEI Technologies, Inc.                                              384,890
                                               7,100    Benchmark Electronics, Inc. (d)                                     213,852
                                              15,500    CTS Corp.                                                           187,550
                                              13,700    Checkpoint Systems, Inc. (d)                                        324,964
                                              15,900    Cognex Corp.                                                        478,113
                                              11,400    Coherent, Inc. (d)                                                  333,792
                                               4,300    Daktronics, Inc.                                                    103,114
                                               9,500    Electro Scientific Industries, Inc. (d)                             212,420
                                              18,900    Flir Systems, Inc. (d)                                              559,062
                                              12,500    Gerber Scientific, Inc. (d)                                          98,000
                                               8,000    Global Imaging Systems, Inc. (d)                                    272,400
                                               8,900    Itron, Inc. (d)                                                     406,374
                                               2,400    Littelfuse, Inc. (d)                                                 67,512
                                              15,800    MTS Systems Corp.                                                   596,766
                                              15,300    Methode Electronics, Inc.                                           176,256
                                              18,400    Park Electrochemical Corp.                                          490,360
                                              15,000    Paxar Corp. (d)                                                     252,750
                                               7,000    Photon Dynamics, Inc. (d)                                           134,050
                                               6,000    Planar Systems, Inc. (d)                                             49,320
                                               6,000    Radisys Corp. (d)                                                   116,400
                                               5,300    Scansource, Inc. (d)                                                258,322
                                              16,900    Technitrol, Inc.                                                    258,908
                                              21,400    Trimble Navigation Ltd. (d)                                         720,966
                                               2,300    X-Rite, Inc.                                                         28,520
                                                                                                                       ------------
                                                                                                                          7,915,809
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.2%             4,200    Atwood Oceanics, Inc. (d)                                           353,682
                                               6,950    CARBO Ceramics, Inc.                                                458,630
                                              15,100    Cal Dive International, Inc. (d)                                    957,491
                                               1,300    Dril-Quip, Inc. (d)                                                  62,400

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               8,100    Hydril Co. (d)                                                 $    555,984
                                               6,700    Lone Star Technologies (d)                                          372,453
                                              16,400    Maverick Tube Corp. (d)                                             492,000
                                               9,600    Oceaneering International, Inc. (d)                                 512,736
                                              19,900    Offshore Logistics, Inc. (d)                                        736,300
                                               5,300    SEACOR Holdings, Inc. (d)                                           384,674
                                              14,175    Tetra Technologies, Inc. (d)                                        442,544
                                              15,000    Unit Corp. (d)                                                      829,200
                                              24,500    Veritas DGC, Inc. (d)                                               897,190
                                              13,100    W-H Energy Services, Inc. (d)                                       424,702
                                                                                                                       ------------
                                                                                                                          7,479,986
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.9%               18,100    Casey's General Stores, Inc.                                        419,920
                                               6,100    Great Atlantic & Pacific Tea Co. (d)                                172,996
                                              10,000    Longs Drug Stores Corp.                                             428,900
                                               3,900    Nash Finch Co.                                                      164,541
                                              13,100    Performance Food Group Co. (d)                                      413,436
                                              13,600    United Natural Foods, Inc. (d)                                      480,896
                                                                                                                       ------------
                                                                                                                          2,080,689
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                           7,700    American Italian Pasta Co. Class A                                   82,082
                                              28,600    Corn Products International, Inc.                                   576,862
                                              12,700    Delta & Pine Land Co.                                               335,407
                                              33,800    Flowers Foods, Inc.                                                 922,064
                                               9,300    Hain Celestial Group, Inc. (d)                                      180,420
                                               1,800    J&J Snack Foods Corp.                                               104,040
                                              19,100    Lance, Inc.                                                         333,486
                                               3,500    Peet's Coffee & Tea, Inc. (d)                                       107,170
                                              11,000    Ralcorp Holdings, Inc.                                              461,120
                                              11,000    TreeHouse Foods, Inc. (d)                                           295,680
                                                                                                                       ------------
                                                                                                                          3,398,331
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.1%                          34,800    Atmos Energy Corp.                                                  983,100
                                               7,300    Cascade Natural Gas Corp.                                           158,921
                                              40,900    Energen Corp.                                                     1,769,334
                                               7,000    The Laclede Group, Inc.                                             227,430
                                               3,800    New Jersey Resources Corp.                                          174,724
                                               9,900    Northwest Natural Gas Co.                                           368,478
                                              21,600    Piedmont Natural Gas Co.                                            543,672
                                              37,605    Southern Union Co. (d)                                              969,081
                                              28,800    Southwest Gas Corp.                                                 788,832
                                              43,000    UGI Corp.                                                         1,210,450
                                                                                                                       ------------
                                                                                                                          7,194,022
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        8,300    Advanced Neuromodulation Systems, Inc. (d)                          393,918
Supplies - 5.9%                               20,000    American Medical Systems Holdings, Inc. (d)                         403,000
                                               8,300    Analogic Corp.                                                      418,403
                                              10,100    Arthrocare Corp. (d)                                                406,222
                                               8,900    Biolase Technology, Inc.                                             63,457
                                               2,000    Biosite, Inc. (d)                                                   123,720
                                              10,800    Conmed Corp. (d)                                                    301,104
                                              18,379    Cooper Cos., Inc.                                                 1,408,015
                                               3,500    Cyberonics, Inc. (d)                                                104,440
                                               7,400    DJ Orthopedics, Inc. (d)                                            214,156
                                              14,300    Diagnostic Products Corp.                                           754,039
                                               6,300    Dionex Corp. (d)                                                    341,775
                                               7,100    Greatbatch, Inc. (d)                                                194,824
                                               9,600    Haemonetics Corp. (d)                                               456,288

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               9,100    Hologic, Inc. (d)                                              $    525,525
                                               4,100    ICU Medical, Inc. (d)                                               117,916
                                              13,300    Idexx Laboratories, Inc. (d)                                        889,504
                                              17,450    Immucor, Inc. (d)                                                   478,828
                                               2,573    Inamed Corp. (d)                                                    194,725
                                               2,300    Integra LifeSciences Holdings Corp. (d)                              87,998
                                               8,925    Intermagnetics General Corp. (d)                                    249,365
                                               4,600    Invacare Corp.                                                      191,682
                                              12,200    Mentor Corp.                                                        671,122
                                              26,400    Merit Medical Systems, Inc. (d)                                     468,336
                                               1,600    Osteotech, Inc. (d)                                                   9,168
                                               8,459    PolyMedica Corp.                                                    295,557
                                               4,800    Possis Medical, Inc. (d)                                             52,608
                                              14,400    Resmed, Inc. (d)                                                  1,146,960
                                              31,100    Respironics, Inc. (d)                                             1,311,798
                                              15,200    Sybron Dental Specialties, Inc. (d)                                 632,016
                                              19,500    Theragenics Corp. (d)                                                57,525
                                              24,200    Viasys Healthcare, Inc. (d)                                         604,758
                                               1,000    Vital Signs, Inc.                                                    46,090
                                                                                                                       ------------
                                                                                                                         13,614,842
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                       22,200    AMERIGROUP Corp. (d)                                                424,464
Services - 5.5%                                5,300    Amedisys, Inc. (d)                                                  206,700
                                              12,700    American Healthways, Inc. (d)                                       538,480
                                              12,150    Amsurg Corp. (d)                                                    332,424
                                               7,600    Beverly Enterprises, Inc. (d)                                        93,100
                                              15,600    Centene Corp. (d)                                                   390,468
                                              11,900    Cerner Corp. (d)                                                  1,034,467
                                               9,400    Chemed Corp.                                                        407,396
                                               5,800    Cross Country Healthcare, Inc. (d)                                  107,648
                                               1,100    CryoLife, Inc. (d)                                                    7,645
                                              31,100    Dendrite International, Inc. (d)                                    624,799
                                               7,000    Gentiva Health Services, Inc. (d)                                   126,840
                                              27,300    Hooper Holmes, Inc.                                                 107,289
                                               1,400    LCA-Vision, Inc.                                                     51,968
                                              14,100    LabOne, Inc. (d)                                                    613,350
                                                  17    LifePoint Hospitals, Inc. (d)                                           743
                                              15,000    NDCHealth Corp.                                                     283,800
                                              27,750    Odyssey HealthCare, Inc. (d)                                        470,918
                                              14,500    Owens & Minor, Inc.                                                 425,575
                                               8,400    Parexel International Corp. (d)                                     168,756
                                              14,200    Pediatrix Medical Group, Inc. (d)                                 1,090,844
                                              21,300    Pharmaceutical Product Development, Inc.                          1,224,963
                                              56,900    Priority Healthcare Corp. (d)                                     1,585,234
                                              11,863    Renal Care Group, Inc. (d)                                          561,357
                                               5,700    SFBC International, Inc. (d)                                        253,023
                                              11,500    Sierra Health Services, Inc. (d)                                    792,005
                                               1,400    Sunrise Senior Living, Inc. (d)                                      93,436
                                              16,600    United Surgical Partners International, Inc. (d)                    649,226
                                               3,800    WebMD Health Corp. Class A (d)                                       93,666
                                                                                                                       ------------
                                                                                                                         12,760,584
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.5%          41,000    Argosy Gaming Co. (d)                                             1,926,590
                                              12,700    Aztar Corp. (d)                                                     391,287
                                              23,700    Bally Total Fitness Holding Corp. (d)                               105,939

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              16,400    CEC Entertainment, Inc. (d)                                    $    520,864
                                               8,300    IHOP Corp.                                                          338,142
                                              16,300    Jack in the Box, Inc. (d)                                           487,533
                                               7,700    Landry's Restaurants, Inc.                                          225,610
                                               9,700    Lone Star Steakhouse & Saloon                                       252,200
                                               7,200    Marcus Corp.                                                        144,288
                                              11,400    Multimedia Games, Inc. (d)                                          110,694
                                               9,300    O'Charleys, Inc. (d)                                                133,083
                                              10,900    PF Chang's China Bistro, Inc. (d)                                   488,647
                                               9,100    Panera Bread Co. Class A (d)                                        465,738
                                               4,100    Pinnacle Entertainment, Inc. (d)                                     75,153
                                              16,550    Rare Hospitality International, Inc. (d)                            425,335
                                               6,800    Red Robin Gourmet Burgers, Inc. (d)                                 311,712
                                               2,000    Ryan's Restaurant Group, Inc. (d)                                    23,340
                                              14,650    Shuffle Master, Inc. (d)                                            387,200
                                              28,300    Sonic Corp. (d)                                                     774,005
                                              14,400    The Steak n Shake Co. (d)                                           261,360
                                                 400    Triarc Cos.                                                           6,108
                                               8,900    WMS Industries, Inc. (d)                                            250,357
                                                                                                                       ------------
                                                                                                                          8,105,185
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 3.2%                        100    Applica, Inc. (d)                                                       167
                                               7,400    Bassett Furniture Industries, Inc.                                  137,788
                                              14,900    Champion Enterprises, Inc. (d)                                      220,222
                                               8,800    Department 56, Inc. (d)                                             110,000
                                              12,700    Ethan Allen Interiors, Inc.                                         398,145
                                                 100    Fedders Corp.                                                           214
                                              17,900    La-Z-Boy, Inc.                                                      236,101
                                               3,100    Libbey, Inc.                                                         47,120
                                               4,200    M/I Homes, Inc.                                                     227,892
                                              18,548    MDC Holdings, Inc.                                                1,463,252
                                              10,800    Meritage Homes Corp. (d)                                            827,928
                                               2,346    NVR, Inc. (d)                                                     2,076,093
                                                 500    National Presto Industries, Inc.                                     21,405
                                               8,000    Russ Berrie & Co., Inc.                                             112,960
                                               1,400    Skyline Corp.                                                        56,896
                                              37,200    Standard-Pacific Corp.                                            1,544,172
                                                                                                                       ------------
                                                                                                                          7,480,355
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%                      5,800    Spectrum Brands, Inc. (d)                                           136,590
                                               4,800    WD-40 Co.                                                           127,248
                                                                                                                       ------------
                                                                                                                            263,838
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.4%                            12,100    CACI International, Inc. Class A (d)                                733,260
                                              22,000    Carreker Corp. (d)                                                  155,320
                                              50,100    Ciber, Inc. (d)                                                     372,243
                                              16,300    eFunds Corp. (d)                                                    306,929
                                              13,400    Global Payments, Inc.                                             1,041,448
                                               5,100    Intrado, Inc. (d)                                                    91,953
                                               4,400    iPayment, Inc. (d)                                                  166,496
                                               6,100    MAXIMUS, Inc.                                                       218,075
                                               5,500    Mantech International Corp. Class A (d)                             145,255
                                                                                                                       ------------
                                                                                                                          3,230,979
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                6,800    Standex International Corp.                                         179,044
                                               1,800    Tredegar Corp.                                                       23,418
                                                                                                                       ------------
                                                                                                                            202,462
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.7%                              10,300    Delphi Financial Group Class A                                 $    482,040
                                              14,900    Hilb Rogal & Hobbs Co.                                              556,068
                                               6,800    Infinity Property & Casualty Corp.                                  238,612
                                               1,900    LandAmerica Financial Group, Inc.                                   122,835
                                               7,400    Philadelphia Consolidated Holding Co. (d)                           628,260
                                              28,800    Presidential Life Corp.                                             518,400
                                              15,600    ProAssurance Corp. (d)                                              728,052
                                               7,300    RLI Corp.                                                           337,698
                                               4,300    SCPIE Holdings, Inc. (d)                                             61,490
                                               5,600    Selective Insurance Group                                           273,840
                                               7,600    Stewart Information Services Corp.                                  389,120
                                              19,600    UICI                                                                705,600
                                               7,300    United Fire & Casualty Co.                                          329,303
                                              14,900    Zenith National Insurance Corp.                                     934,081
                                                                                                                       ------------
                                                                                                                          6,305,399
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%               3,500    Insight Enterprises, Inc. (d)                                        65,100
                                               5,300    The J. Jill Group, Inc. (d)                                          83,846
                                                                                                                       ------------
                                                                                                                            148,946
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.7%           24,200    Digital Insight Corp. (d)                                           630,652
                                               9,873    Intermix Media, Inc. (d)                                            118,081
                                               7,100    j2 Global Communications, Inc. (d)                                  286,982
                                              11,900    MIVA, Inc. (d)                                                       71,757
                                              12,200    Plumtree Software (d)                                                66,612
                                              11,700    WebEx Communications, Inc. (d)                                      286,767
                                               5,000    Websense, Inc. (d)                                                  256,050
                                                                                                                       ------------
                                                                                                                          1,716,901
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.0%           17,200    Action Performance Cos., Inc.                                       215,000
                                               7,300    Arctic Cat, Inc.                                                    149,942
                                               3,000    Huffy Corp. (d)                                                          59
                                              26,400    K2, Inc. (d)                                                        300,960
                                               7,100    Meade Instruments Corp. (d)                                          18,886
                                               1,800    Nautilus, Inc.                                                       39,726
                                              17,400    Polaris Industries, Inc.                                            862,170
                                              23,300    SCP Pool Corp.                                                      813,869
                                                                                                                       ------------
                                                                                                                          2,400,612
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.5%                               5,300    ASV, Inc. (d)                                                       120,045
                                              11,600    Albany International Corp. Class A                                  427,692
                                               7,100    Astec Industries, Inc. (d)                                          201,569
                                              19,800    Briggs & Stratton Corp.                                             684,882
                                              19,400    Clarcor, Inc.                                                       557,168
                                               7,200    EnPro Industries, Inc. (d)                                          242,568
                                              18,600    Gardner Denver, Inc. (d)                                            829,560
                                              20,900    IDEX Corp.                                                          889,295
                                              30,600    JLG Industries, Inc.                                              1,119,654
                                               9,700    Kaydon Corp.                                                        275,577
                                               2,700    Lindsay Manufacturing Co.                                            59,427
                                               6,300    Lydall, Inc. (d)                                                     56,259
                                              11,300    Manitowoc Co.                                                       567,825
                                               3,844    Milacron, Inc. (d)                                                    6,842
                                              27,800    Mueller Industries, Inc.                                            772,006
                                              30,900    Oshkosh Truck Corp.                                               1,333,644
                                              14,700    Robbins & Myers, Inc.                                               330,456
                                              25,300    Stewart & Stevenson Services                                        603,405
                                              17,200    Toro Co.                                                            632,272

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               4,900    Valmont Industries, Inc.                                       $    143,864
                                              13,000    Wabash National Corp.                                               255,580
                                               5,900    Watts Water Technologies, Inc. Class A                              170,215
                                               2,000    Wolverine Tube, Inc. (d)                                             15,000
                                                                                                                       ------------
                                                                                                                         10,294,805
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                  7,900    Kirby Corp. (d)                                                     390,497
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                                   3,100    4Kids Entertainment, Inc. (d)                                        53,909
                                              11,150    Advo, Inc.                                                          348,883
                                              11,700    Arbitron, Inc.                                                      466,128
                                              18,000    Lakes Entertainment, Inc. (d)                                       180,900
                                                                                                                       ------------
                                                                                                                          1,049,820
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                         1,790    AM Castle & Co. (d)                                                  31,325
                                               6,900    AMCOL International Corp.                                           131,583
                                               2,389    Aleris International, Inc. (d)                                       65,578
                                               9,300    Carpenter Technology                                                545,073
                                              19,100    Century Aluminum Co. (d)                                            429,368
                                               7,900    Chaparral Steel Co. (d)                                             199,238
                                               5,400    Cleveland-Cliffs, Inc.                                              470,394
                                              23,600    Commercial Metals Co.                                               796,264
                                               6,000    Metals USA, Inc. (d)                                                122,760
                                              10,550    Quanex Corp.                                                        698,621
                                              17,400    RTI International Metals, Inc. (d)                                  684,690
                                              18,500    Reliance Steel & Aluminum Co.                                       979,205
                                                                                                                       ------------
                                                                                                                          5,154,099
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                        17,200    Avista Corp.                                                        333,680
                                               5,300    CH Energy Group, Inc.                                               251,644
                                                                                                                       ------------
                                                                                                                            585,324
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.4%                       13,800    Fred's, Inc.                                                        172,638
                                               4,340    Neiman Marcus Group, Inc.                                           433,262
                                              12,500    ShopKo Stores, Inc. (d)                                             319,000
                                                                                                                       ------------
                                                                                                                            924,900
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.2%            19,100    Cabot Oil & Gas Corp. Class A                                       964,741
                                              32,499    Cimarex Energy Co. (d)                                            1,473,180
                                              22,800    Frontier Oil Corp.                                                1,011,180
                                              20,000    Global Partners LP (d)                                              472,000
                                               4,000    Massey Energy Co.                                                   204,280
                                               6,700    Penn Virginia Corp.                                                 386,657
                                               1,995    PetroKazakhstan, Inc. Class A                                       108,588
                                              14,300    Petroleum Development Corp. (d)                                     548,262
                                               7,900    Remington Oil & Gas Corp. (d)                                       327,850
                                              30,800    Southwestern Energy Co. (d)                                       2,260,720
                                              13,600    Spinnaker Exploration Co. (d)                                       879,784
                                              27,600    St. Mary Land & Exploration Co.                                   1,010,160
                                              10,500    Stone Energy Corp. (d)                                              640,920
                                              11,800    Swift Energy Co. (d)                                                539,850
                                              23,500    Vintage Petroleum, Inc.                                           1,073,010
                                               4,300    World Fuel Services Corp.                                           139,535
                                                                                                                       ------------
                                                                                                                         12,040,717
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                13,800    Buckeye Technologies, Inc. (d)                                      112,056
                                               3,800    Deltic Timber Corp.                                                 174,990
                                               6,100    Schweitzer-Mauduit International, Inc.                              136,152
                                               7,300    Wausau Paper Corp.                                                   91,323
                                                                                                                       ------------
                                                                                                                            514,521
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                      10,900    NBTY, Inc. (d)                                                 $    256,150
                                               3,400    USANA Health Sciences, Inc. (d)                                     162,180
                                                                                                                       ------------
                                                                                                                            418,330
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                        24,900    Alpharma, Inc. Class A                                              619,263
                                               6,200    Bradley Pharmaceuticals, Inc. (d)                                    67,704
                                              14,500    Connetics Corp. (d)                                                 245,195
                                              20,000    Impax Laboratories, Inc. (d)                                        242,600
                                              20,700    MGI Pharma, Inc. (d)                                                482,517
                                              19,945    Medicis Pharmaceutical Corp. Class A                                649,409
                                               3,500    Noven Pharmaceuticals, Inc. (d)                                      49,000
                                                                                                                       ------------
                                                                                                                          2,355,688
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 3.5%                             9,800    Acadia Realty Trust                                                 176,302
                                              14,800    Capital Automotive REIT                                             572,908
                                              17,200    Colonial Properties Trust                                           765,056
                                              18,700    Commercial Net Lease Realty                                         374,000
                                               9,200    Eastgroup Properties                                                402,500
                                               9,400    Entertainment Properties Trust                                      419,522
                                               6,000    Essex Property Trust, Inc.                                          540,000
                                              37,500    Gables Residential Trust                                          1,636,875
                                              12,500    Kilroy Realty Corp.                                                 700,375
                                              19,000    Lexington Corporate Properties Trust                                447,450
                                              12,822    New Century Financial Corp.                                         465,054
                                               4,600    Parkway Properties, Inc.                                            215,832
                                              20,300    Shurgard Storage Centers, Inc.                                    1,134,161
                                               5,400    Sovran Self Storage, Inc.                                           264,330
                                                                                                                       ------------
                                                                                                                          8,114,365
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.3%                             7,600    Arkansas Best Corp.                                                 265,012
                                              19,500    Heartland Express, Inc.                                             396,630
                                              31,100    Kansas City Southern (d)                                            724,941
                                              12,750    Knight Transportation, Inc.                                         310,590
                                              16,000    Landstar System, Inc.                                               640,480
                                              18,200    Old Dominion Freight Line (d)                                       609,518
                                                                                                                       ------------
                                                                                                                          2,947,171
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                22,300    ATMI, Inc. (d)                                                      691,300
Equipment - 2.4%                               6,900    Actel Corp. (d)                                                      99,774
                                              35,200    Axcelis Technologies, Inc. (d)                                      183,744
                                              11,446    Brooks Automation, Inc. (d)                                         152,575
                                               9,000    Cohu, Inc.                                                          212,850
                                               6,500    Cymer, Inc. (d)                                                     203,580
                                               9,500    DSP Group, Inc. (d)                                                 243,770
                                              10,600    Exar Corp. (d)                                                      148,612
                                              11,100    FEI Co. (d)                                                         213,675
                                              15,287    Helix Technology Corp.                                              225,483
                                              23,700    Microsemi Corp. (d)                                                 605,298
                                              11,300    Pericom Semiconductor Corp. (d)                                      99,892
                                              14,900    Photronics, Inc. (d)                                                289,060
                                              10,000    Power Integrations, Inc. (d)                                        217,500
                                               5,600    Rudolph Technologies, Inc. (d)                                       75,432
                                              65,500    Skyworks Solutions, Inc. (d)                                        459,810
                                              18,400    Standard Microsystems Corp. (d)                                     550,344
                                              10,800    Supertex, Inc. (d)                                                  323,892
                                                  25    Trident Microsystems, Inc. (d)                                          795

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               7,600    Varian Semiconductor Equipment Associates, Inc. (d)            $    322,012
                                               8,700    Veeco Instruments, Inc. (d)                                         139,548
                                                                                                                       ------------
                                                                                                                          5,458,946
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.6%                                8,200    Altiris, Inc. (d)                                                   125,378
                                              13,200    Ansys, Inc. (d)                                                     508,068
                                               4,500    Captaris, Inc. (d)                                                   16,920
                                               1,100    Catapult Communications Corp. (d)                                    20,174
                                               5,600    EPIQ Systems, Inc. (d)                                              122,192
                                              10,700    Factset Research Systems, Inc.                                      377,068
                                              17,100    Filenet Corp. (d)                                                   477,090
                                              16,500    Hyperion Solutions Corp. (d)                                        802,725
                                              14,930    Internet Security Systems (d)                                       358,469
                                               9,400    JDA Software Group, Inc. (d)                                        142,692
                                              12,300    Kronos, Inc. (d)                                                    549,072
                                              17,200    MRO Software, Inc. (d)                                              289,648
                                              10,200    Manhattan Associates, Inc. (d)                                      236,640
                                               8,500    Mapinfo Corp. (d)                                                   104,125
                                              14,700    Micros Systems, Inc. (d)                                            643,125
                                              12,600    NYFIX, Inc. (d)                                                      72,702
                                               1,900    PalmSource, Inc. (d)                                                 34,295
                                               7,300    Peregrine Systems, Inc. (d)                                         184,398
                                               5,400    Phoenix Technologies Ltd. (d)                                        40,662
                                              25,700    Progress Software Corp. (d)                                         816,489
                                               5,800    Radiant Systems, Inc. (d)                                            59,856
                                               4,400    SPSS, Inc. (d)                                                      105,600
                                              20,121    SS&C Technologies, Inc.                                             737,233
                                               8,700    Serena Software, Inc. (d)                                           173,391
                                               1,100    Siebel Systems, Inc.                                                 11,363
                                               6,900    Sonic Solutions, Inc. (d)                                           148,350
                                              23,200    THQ, Inc. (d)                                                       494,624
                                              17,250    Take-Two Interactive Software, Inc. (d)                             381,053
                                               7,600    Talx Corp.                                                          249,204
                                              11,800    Verity, Inc. (d)                                                    125,316
                                                                                                                       ------------
                                                                                                                          8,407,922
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.4%                       13,400    Aaron Rents, Inc.                                                   283,410
                                              22,700    Brookstone, Inc. (d)                                                452,638
                                               6,400    Burlington Coat Factory Warehouse Corp.                             243,456
                                              28,850    The Cato Corp. Class A                                              574,980
                                               4,900    Childrens Place (d)                                                 174,636
                                              12,350    Christopher & Banks Corp.                                           171,294
                                               9,200    Cost Plus, Inc. (d)                                                 166,980
                                               4,800    Electronics Boutique Holdings Corp. (d)                             301,632
                                              15,500    Finish Line Class A                                                 226,145
                                              18,900    GameStop Corp. Class B (d)                                          536,571
                                               9,400    Genesco, Inc. (d)                                                   350,056
                                               8,200    Goody's Family Clothing, Inc.                                        62,074
                                               8,300    Group 1 Automotive, Inc. (d)                                        229,080
                                              10,800    Guitar Center, Inc. (d)                                             596,268
                                              10,200    Gymboree Corp. (d)                                                  139,128
                                               3,900    HOT Topic, Inc. (d)                                                  59,904
                                               9,500    Haverty Furniture Cos., Inc.                                        116,185
                                              14,850    Hibbett Sporting Goods, Inc. (d)                                    330,413
                                              16,170    Jo-Ann Stores, Inc. (d)                                             279,741
                                              16,800    Linens 'N Things, Inc. (d)                                          448,560

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2005

                                              Shares
Industry                                        Held    Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              19,400    Men's Wearhouse, Inc. (d)                                      $    517,980
                                               2,000    Movie Gallery, Inc.                                                  20,780
                                              23,100    PEP Boys-Manny Moe & Jack                                           319,704
                                               5,000    Party City Corp. (d)                                                 84,600
                                               3,700    Select Comfort Corp. (d)                                             73,926
                                              27,300    Sonic Automotive, Inc.                                              606,606
                                              21,450    Stage Stores, Inc.                                                  576,362
                                              23,200    Stein Mart, Inc.                                                    470,960
                                               7,900    TBC Corp. (d)                                                       272,471
                                               4,900    Too, Inc. (d)                                                       134,407
                                              19,400    Tractor Supply Co. (d)                                              885,610
                                              19,500    Zale Corp. (d)                                                      530,010
                                                                                                                       ------------
                                                                                                                         10,236,567
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                           12,800    Ashworth, Inc. (d)                                                   87,424
Luxury Goods - 1.3%                            6,100    Brown Shoe Co., Inc.                                                201,300
                                               2,700    Fossil, Inc. (d)                                                     49,113
                                               6,104    Haggar Corp.                                                        173,537
                                              10,800    K-Swiss, Inc. Class A                                               319,356
                                               9,100    Kellwood Co.                                                        235,235
                                              12,600    Phillips-Van Heusen                                                 390,852
                                              68,900    Quiksilver, Inc. (d)                                                995,605
                                               1,700    Reebok International Ltd.                                            96,169
                                              10,500    Russell Corp.                                                       147,420
                                              10,700    Stride Rite Corp.                                                   137,174
                                               6,950    Wolverine World Wide, Inc.                                          146,298
                                                                                                                       ------------
                                                                                                                          2,979,483
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.7%             17,600    AmNet Mortgage, Inc.                                                178,015
                                               5,900    Anchor Bancorp Wisconsin, Inc.                                      173,932
                                              19,200    BankAtlantic Bancorp, Inc. Class A                                  326,208
                                              10,700    Bankunited Financial Corp. Class A                                  244,709
                                              31,300    Commercial Federal Corp.                                          1,068,582
                                               7,600    Downey Financial Corp.                                              462,840
                                               9,800    E-Loan, Inc. (d)                                                     41,062
                                               5,800    FirstFed Financial Corp. (d)                                        312,098
                                              10,000    Flagstar Bancorp, Inc.                                              161,000
                                              24,800    Fremont General Corp.                                               541,384
                                              10,600    MAF Bancorp, Inc.                                                   434,600
                                                                                                                       ------------
                                                                                                                          3,944,430
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                35,400    Alliance One International, Inc.                                    125,316
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                           20,150    Applied Industrial Technologies, Inc.                               722,982
Distributors - 1.0%                           25,800    Hughes Supply, Inc.                                                 841,080
                                               2,800    Lawson Products                                                     102,816
                                               9,900    Watsco, Inc.                                                        525,789
                                                                                                                       ------------
                                                                                                                          2,192,667
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Common Stocks                              213,505,603
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                              30,105    iShares S&P SmallCap 600 Index Fund                               1,740,671
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Exchange Traded Funds (Cost - $1,659,179) - 0.8%            1,740,671
-----------------------------------------------------------------------------------------------------------------------------------

                                                Face
                                              Amount    Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%  $ 250,000    Flir Systems, Inc., 3% due 6/01/2023 (a)                            370,000
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of September 30,

                                              Shares
Industry                                        Held    Fixed Income Securities                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                           $ 300,000    LandAmerica Financial Group, Inc., 3.25% due 5/15/2034 (a)(b)  $    390,375
                                             650,000    Selective Insurance Group, 1.616% due 9/24/2032                     415,188
                                                                                                                       ------------
                                                                                                                            805,563
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                       500,000    Massey Energy Co., 4.75% due 5/15/2023 (a)                        1,363,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Fixed Income Securities (Cost - $1,842,877) - 1.1%          2,539,313
-----------------------------------------------------------------------------------------------------------------------------------

                                          Beneficial
                                            Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                         $13,374,542    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (c)      13,374,542
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities (Cost - $13,374,542) - 5.8%          13,374,542
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments (Cost - $178,923,700*) - 100.0%               231,160,129

                                                        Other Assets Less Liabilities - 0.0%                                 82,213
                                                                                                                       ------------
                                                        Net Assets - 100.0%                                            $231,242,342
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 179,652,607
                                                                  =============
      Gross unrealized appreciation                               $  54,856,110
      Gross unrealized depreciation                                  (3,348,588)
                                                                  -------------
      Net unrealized appreciation                                 $  51,507,522
                                                                  =============

(a)   Convertible security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
                                                                                 Interest
      Affiliate                                                 Net Activity      Income
      -----------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series LLC,  Cash Sweep Series I  $ 8,636,606     $  76,326
      -----------------------------------------------------------------------------------

(d)   Non-income producing security.
(e)   Depositary receipts.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      -------------------------------------------------------------------------------------
                                                 Expiration                      Unrealized
      Number of Contracts        Issue              Date         Face Value    Depreciation
      -------------------------------------------------------------------------------------
               67          Russell 2000 Index   December 2005   $ 22,578,659   $   (63,309)
      -------------------------------------------------------------------------------------

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: November 17, 2005